PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2024
PROPERTY, PLANT AND EQUIPMENT, NET.
Schedule of property and equipment

	As of December 31,
	2023	2024
	RMB	RMB
Furniture	375,782,740	399,918,776
Machinery and equipment	173,869,199	232,110,473
Building	149,465,476	152,378,097
Office and electronic equipment	33,252,080	34,892,580
Leasehold improvement	10,792,479	10,878,525
Motor vehicles	3,811,160	3,775,545
Property, plant and equipment	746,973,134	833,953,996

Less: Accumulated depreciation	(423,860,768)	(513,940,364)

Property, plant and equipment, net	323,112,366	320,013,632

Schedule of depreciation expense on property and equipment allocated to expense items

	For the Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Cost of revenues	23,554,266	26,811,275	32,342,412
Selling and marketing expenses	104,721,594	107,996,726	78,589,848
Research and development expenses	4,381,707	3,641,514	3,847,241
General and administrative expenses	8,113,535	9,057,825	7,101,034

Total depreciation expense	140,771,102	147,507,340	121,880,535